Investment Securities - Narrative (Details) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Debt Securities, Available-for-sale [Line Items]
Carrying amount of equity method investments without readily determinable fair value		$ 21.3	$ 16.3
Unrealized loss for equity investments with readily determinable fair value		1.5
Visa Class B Shares
Debt Securities, Available-for-sale [Line Items]
Gain on sale of investments	$ 212.9	$ 212.9